Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	21 East Long Lake Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bloomfield Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48304
City Area Code	248
Local Phone Number	452-9866